Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Other Liabilities
As at 31 December 2018 RMB million		As at 31 December 2017 RMB million
Interest payable to policyholders	11,739		9,614
Salary and welfare payable	11,199		10,129
Payable to the third-party holders of consolidated structured entities	9,407		6,252
Brokerage and commission payable	5,268		5,659
Payable to constructors	3,479		2,668
Agent deposits	1,793		1,906
Tax payable	666		689
Stock appreciation rights (Note 30)	490		833
Interest payable of debt instruments	252		127
Others	14,133		9,553

Total	58,426		47,430

Current	58,426		47,430
Non-current	—		—

Total	58,426		47,430